Equity Compensation Plan - Additional Information (Detail) - USD ($)					12 Months Ended
	May 26, 2023	May 26, 2022	May 26, 2021	Aug. 23, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Dividends, total					$ 0	$ 0	$ 0
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period, fair value					0	$ 0	844,141
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding					0
Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period			250,000
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period, weighted average grant date fair value			$ 1.32
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount					$ 181,232
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition					1 year 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate			46.75%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			5 years 9 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			0.96%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date			May 25, 2031
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number					0
Measurement Input, Option Volatility [Member] | Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term			6 years
Subsequent Event [Member] | Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%	50.00%
Non Vested Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period			343,744	264,621	343,744
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period, weighted average grant date fair value			$ 2.99	$ 3.59	$ 2.99
Share-based compensation arrangement by share-based payment award, award vesting period				1 year
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number					343,744	0
Non Vested Restricted Stock [Member] | Subsequent Event [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%	50.00%
Non Vested Restricted Stock [Member] | General and Administrative Expense [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Allocated share-based compensation expense, total					$ 148,280	$ 0	0
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount					$ 565,287
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition					1 year 4 months 24 days
Restricted Stock [Member] | General and Administrative Expense [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Allocated share-based compensation expense, total					$ 462,508	$ 0	$ 611,644
The Plan Member
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Common stock, reserved percentage					10.00%
The Plan Member | Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period					264,621
2007 Plan [Member] | Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period					250,000
2007 Plan [Member] | Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period					555,479